INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES
Bellatrix is a corporation as defined under the Income Tax Act (Canada) and is subject to Canadian federal and provincial taxes. Bellatrix is subject to provincial taxes in Alberta, British Columbia, and Saskatchewan as the Company operates in those jurisdictions.
The provision for income taxes differs from the expected amount calculated by applying the combined 2018 federal and provincial corporate income tax rate of 27.0% (2017: 27.0%, 2016: 27.0%) to net profit (loss) before taxes. This difference results from the following items:

($000s)	2018	2017	2016
Expected income tax expense (recovery)	$(26,471)	$(20,506)	$(9,052)
Change in unrecognized deferred tax asset	69,805	44,114	—
Non-taxable portion of unrealized foreign exchange (gain) loss	3,972	(4,947)	(1,938)
Share based compensation expense	86	610	856
Flow through share issuance	309	108	2,700
Other	594	(3,964)	576
Deferred tax expense (recovery)	$48,295	$15,415	$(6,858)

The change in the unrecognized deferred tax asset in 2017 was a result of the completion of the non-core property disposition in the second quarter of 2017.
The components of the net deferred tax asset at December 31, 2018 are as follows:

($000s)	2018	2017
Deferred tax liabilities:
Risk management contract asset	(3,549)	(8,943)
Convertible Debentures	(2,122)	(2,616)
Deferred tax assets:
Property, plant and equipment and exploration and evaluation assets	$5,280	$(6,845)
Senior Notes	—	756
Finance lease obligation	—	1,860
Onerous lease	—	—
Deferred financing obligation	—	406
Deferred gain on sale	—	3,515
Risk management contract liability	—	1,206
Decommissioning liabilities	—	16,365
Share issue costs	391	840
Non-capital losses	—	40,850
Other	—	904
Deferred tax asset (liability)	$—	$48,298

Deferred income tax expense (recovery) is a non-cash item relating to temporary differences between the accounting and tax basis of Bellatrix's assets and liabilities. As at December 31, 2018, Bellatrix was in a net unrecognized deferred tax asset position due to uncertainty of Bellatrix's ability to realize the tax assets in future years (refer to note 2 (c)). This resulted in a non-cash deferred tax expense of $70.2 million during the year ended December 31, 2018 related to the unrecognized benefit of deductible temporary differences in excess of taxable temporary differences of approximately $165 million and non-capital loss carry forwards of $133 million. As at December 31, 2018, Bellatrix had approximately $1.40 billion in tax pools available for deduction against future income. Included in this tax basis are estimated non-capital loss carry forwards of approximately $133 million that expire in years 2025 through 2036.
A continuity of the net deferred income tax asset (liability) for 2018 and 2017 is provided below:

($000s)	Balance, January 1, 2018	Recognized in profit (loss)	Recognized in equity	Balance, December 31, 2018
Property, plant and equipment and exploration and evaluation assets	$(6,845)	$6,845	$—	$—
Decommissioning liabilities	16,365	(16,365)	—	—
Risk management contract asset	(8,943)	8,943	—	—
Risk management contract liability	1,206	(1,206)	—	—
Share issue costs	840	(983)	143	—
Non-capital losses	38,915	(38,915)	—	—
Finance lease obligation	1,860	(1,860)	—	—
Onerous lease	—	—	—	—
Deferred financing obligation	406	(406)	—	—
Deferred gain on sale	3,515	(3,515)	—	—
Alberta non-capital losses greater than Federal non-capital losses	1,935	(1,935)	—	—
Senior Notes	756	(756)	—	—
Convertible Debentures	(2,616)	2,616	—	—
Other	904	(758)	(146)	—
Total	$48,298	$(48,295)	$(3)	$—

($000s)	Balance, January 1, 2017	Recognized in profit (loss)	Recognized in equity	Balance, December 31, 2017
Property, plant and equipment and exploration and evaluation assets	$(12,555)	$5,710	$—	$(6,845)
Decommissioning liabilities	16,967	(602)	—	16,365
Risk management contract asset	—	(8,943)	—	(8,943)
Risk management contract liability	4,477	(3,271)	—	1,206
Share issue costs	1,950	(1,110)	—	840
Non-capital losses	38,895	20	—	38,915
Finance lease obligation	2,276	(416)	—	1,860
Deferred capital obligation	5,910	(5,910)	—	—
Deferred financing obligation	2,032	(1,626)	—	406
Deferred gain on sale	2,890	625	—	3,515
Alberta non-capital losses greater than Federal non-capital losses	1,935	—	—	1,935
Senior Notes	418	338	—	756
Convertible Debentures	(3,028)	412	—	(2,616)
Other	1,546	(642)	—	904
Total	$63,713	$(15,415)	$—	$48,298

($000s)	Balance, January 1, 2016	Recognized in profit (loss)	Recognized in equity	Balance, December 31, 2016
Property, plant and equipment and exploration and evaluation assets	$(12,142)	$(413)	$—	$(12,555)
Decommissioning liabilities	26,034	(9,067)	—	16,967
Risk management contract asset	(3,600)	3,600	—	—
Risk management contract liability	105	4,372	—	4,477
Share issue costs	2,520	(1,264)	694	1,950
Non-capital losses	40,766	(1,871)	—	38,895
Finance lease obligation	2,717	(441)	—	2,276
Deferred capital obligation	—	5,910	—	5,910
Deferred financing obligation	—	2,032	—	2,032
Deferred gain on sale	—	2,890	—	2,890
Alberta non-capital losses greater than Federal non-capital losses	1,935	—	—	1,935
Senior Notes	(65)	483	—	418
Convertible Debentures	—	66	(3,094)	(3,028)
Other	985	561	—	1,546
Total	$59,255	$6,858	$(2,400)	$63,713